EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Stock Option Activity (Q1) (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 14, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Stock Options
Granted (in shares)		64,000	1,819,000
Exercised (in shares)		0	0
Stock Options
Number of Stock Options
Beginning balance (in shares)		551,000	0
Granted (in shares)	27,000		574,000
Exercised (in shares)		0	0
Forfeited/expired (in shares)		(44,000)	(23,000)
Ending balance (in shares)		534,000	551,000	0
Weighted-Average Grant Date Fair Value
Beginning balance, Weighted average exercise price per share (in $ per share)		$ 3.34	$ 0
Granted, Weighted average exercise price per share (in $ per share)		5.27	3.34
Exercised, Weighted average exercise price per share (in $ per share)		0	0
Forfeited/expired, Weighted average exercise price per share (in $ per share)		5.27	0
Ending balance, Weighted average exercise price per share (in $ per share)		$ 3.28	$ 3.34	$ 0
Weighted-Average Remaining Contractual Term (in Years)
Outstanding at January 1, 2021		5 years 9 months 18 days	5 years 10 months 24 days	5 years 9 months 18 days
Granted		5 years 9 months 18 days	5 years 10 months 24 days
Outstanding at March 31, 2021		5 years 9 months 18 days	5 years 10 months 24 days	5 years 9 months 18 days